SHARE-BASED COMPENSATION (Narrative) (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands			12 Months Ended
	Feb. 09, 2015 USD ($) $ / shares	Feb. 09, 2015 CNY (¥)	Dec. 31, 2015 USD ($) $ / shares	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 $ / shares	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 $ / shares	Dec. 31, 2013 CNY (¥)	Dec. 31, 2015 CNY (¥)	Feb. 09, 2015 CNY (¥)
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Unrecognized share-based compensation costs			$ 2,335						¥ 15,123
Unrecognized share-based compensation costs, recognition period			2 years 29 days	2 years 29 days
Aggregate intrinsic value of the equity awards exercised			$ 70	¥ 452		¥ 2,013		¥ 1,971
Total fair value of the equity awards vested			$ 2,506	¥ 16,232		¥ 15,451		¥ 12,711
Minimum [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Service vesting condition			3 years	3 years
Expected life in years			7 years	7 years
Maximum [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Service vesting condition			4 years	4 years
Expected life in years			10 years	10 years
Stock Options [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Weighted-average grant-date fair value of options granted			$ 0.87		$ 1.18		$ 1.03
Modified stock options [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Incremental share-based compensation expense	$ 151	¥ 975
Additional share-based compensation expense	42	¥ 269
Unrecognized share-based compensation costs	$ 109									¥ 706
Modified stock options [Member] | Exercise price one, before adjustment [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Exercise price	$ 1.996
Modified stock options [Member] | Exercise price two, before adjustment [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Exercise price	2.714
Modified stock options [Member] | After Adjustment [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Exercise price	$ 1.58